SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                      [ ]

         Post-Effective Amendment No.       23            (333-92297)     [X]
                                         ---------         ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.             24       (File No. 811-7195)           [X]
                               ---------

                        (Check appropriate box or boxes)

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                   American Enterprise Life Insurance Company
                               (Name of Depositor)

829 AXP Financial Center, Minneapolis, MN                       55474
(Address of Depositor's Principal Executive Offices)         (Zip Code)

Depositor's Telephone Number, including Area Code         (612) 671-2237

       Eric Marhoun, 50605 AXP Financial Center, Minneapolis, MN 55474
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check  appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on April 29, 2005 pursuant to paragraph  (b) of Rule 485
[ ] 60 days after filing  pursuant to  paragraph  (a)(1) of Rule 485
[ ] on (date)  pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 23 ("Amendment 23") under the Securities Act of 1933, as amended, (the "1933 Act") to the registration statement of American Enterprise Variable Annuity Account ("Registrant") (File No. 333-92297) hereby incorporates by reference all of the information set forth in Registrant's Post-Effective Amendment No. 22 ("Amendment 22") which was filed on or about January 28, 2005. The sole purpose of this Amendment 23 is to delay the effectiveness of Amendment 22 until April 29, 2005.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Enterprise Life Insurance Company, on behalf of the Registrant, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis, and State of Minnesota, on the 15th day of April, 2005.

                           AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                                  (Registrant)

                           By American Enterprise Life Insurance Company
                                    (Sponsor)

                           By /s/  Gumer C. Alvero*
                              --------------------------
                                   Gumer C. Alvero
                                   President

As required by the Securities Act of 1933, this Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 15th day of April, 2005.

Signature                                 Title


/s/  Gumer C. Alvero*                     Director and President
---------------------
     Gumer C. Alvero


/s/  Timothy V. Bechtold*                 Director
-------------------------
     Timothy V. Bechtold


/s/  Arthur H. Berman*                    Director and Vice President - Finance
-------------------------                 (Principal Financial Officer)
     Arthur H. Berman


/s/  Paul S. Mannweiler*                  Director
------------------------
     Paul S. Mannweiler


/s/  B. Roger Natarajan*                  Director
-------------------------
     B. Roger Natarajan


/s/  Mark E. Schwarzmann*                 Chairman of the Board and
-------------------------                 Chief Executive Officer
     Mark E. Schwarzmann                  (Chief Executive Officer)


/s/  David K Stewart*                     Vice President and Controller
------------------------                  (Principal Accounting Officer)
     David K Stewart

* Signed pursuant to Power of Attorney, dated April 13, 2005 filed electronically herewith as Exhibit 13.


/s/ Eric Marhoun
------------------------
    Eric Marhoun
    General Counsel